Separate Accounts and Annuity Product Guarantees - Additional Information (Detail) - Investment	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Guaranteed Minimum Death Benefit and Guaranteed Minimum Income Benefit
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Stochastically generated investment performance scenarios	100	100
Mean investment performance assumption	6.50%	6.50%
Volatility assumption	13.40%	13.40%
Lapse rates, spike rates	60.00%	40.00%
Lapse rates, ultimate rate	15.00%	15.00%
Guaranteed Minimum Accumulation And Withdrawal Benefit
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Stochastically generated investment performance scenarios	1,000	1,000
Lapse rates, spike rates	60.00%	40.00%
Lapse rates, ultimate rate	15.00%	15.00%
Volatility assumption period	1 year	1 year